Financial obligations - Additional information (Details)					1 Months Ended			12 Months Ended
	Jul. 23, 2025 USD ($)	Feb. 04, 2025 USD ($)	May 02, 2022 USD ($) installment	Dec. 02, 2009 USD ($)	Aug. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 29, 2025 USD ($)
Disclosure of Financial obligations [Line Items]
Bond accrued interest								$ 2,311,000	$ 1,902,000	$ 0
Amount of prepaid								0	0	$ 49,000,000
Accrued interest on bonds					$ 40,394,000	$ 40,394,000
Senior Notes At 6.80 Percent Due 2032
Disclosure of Financial obligations [Line Items]
Notional amount		$ 650,000,000						$ 635,880,000	0
Borrowings, interest rate		6.80%						6.80%
Issue price (in percent)		98.37%
Senior Notes at 5.50 Percent Due 2026
Disclosure of Financial obligations [Line Items]
Notional amount								$ 0	$ 546,184,000
Borrowings, interest rate								5.50%
Repurchased debt instruments amount											$ 401,392,000
Percentage of debt repurchased											72.98%
Repurchased debt instruments face amount											$ 550,000,000
Disbursement amount	$ 152,700,000
Repayments of bonds related to principal amounts	148,600,000
Repayments of bond interest amount	$ 6,500,000
De-recognition costs of bonds		$ 3,300,000
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche I
Disclosure of Financial obligations [Line Items]
Notional amount			$ 35,000,000	$ 44,191,000
Borrowings, interest rate			5.05%
Term of debt			60 months
Number of fixed quarterly installments | installment			20
Final installment amount			$ 22,531,250
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche II
Disclosure of Financial obligations [Line Items]
Notional amount			$ 55,000,000				$ 68,905,000
Borrowings, interest rate			5.05%
Amount of prepaid							$ 13,904,800
Term of debt			60 months
Number of fixed quarterly installments | installment			20
Final installment amount			$ 35,406,250
Banco de Credito del Peru | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio								1.2
Banco de Credito del Peru | Maximum
Disclosure of Financial obligations [Line Items]
Debt equity ratio								2.2
Banco De Credito Del Peru - New Financial Obligation
Disclosure of Financial obligations [Line Items]
Amount of prepaid				$ 9,191,364
Line of credit
Disclosure of Financial obligations [Line Items]
Borrowing capacity								$ 200,000,000